Combined Prospectus	Aug. 02, 2024 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Shares
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to Purchase Equity Shares
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase Contracts
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Share Purchase or Equity Units
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 2,534,700.00
Form Type	F-10
File Number	333-266633
Initial Effective Date	Aug. 08, 2022
Combined Prospectus Note	There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of Preferred Shares, Common Shares, Warrants to Purchase Equity Securities, Warrants to Purchase Debt Securities, Share Purchase Contracts, Share Purchase or Equity Units and Subscription Receipts of TELUS Corporation (the "Registrant") and such indeterminate amount of Debt Securities of the Registrant as shall have an aggregate initial offering price (estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act) not to exceed US$2,534,700 (or its equivalent in any other currency used to denominate the securities) (converted from C$3,500,000,000 at an exchange rate of C$1.00 = US$0.7242, which was the daily exchange rate as reported by the Bank of Canada on July 31, 2024), including securities that are to be offered outside the United States but may be resold from time to time in the United States in transactions subject to registration under the Securities Act of 1933, as amended (the "Securities Act"). No separate registration fee is payable with respect to such securities, as the prospectus contained herein relates to an aggregate of US$2,534,700 of securities, including, pursuant to Rule 429 under the Securities Act, US$2,534,700 of unsold securities that were previously registered under the Registrant's Registration Statement on Form F-10 (File No. 333-266633), which became effective on August 8, 2022. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.